Group income statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit (loss) [abstract]
Revenue and other operating income	$ 67,866	$ 36,467	$ 117,124	$ 71,011
Share of profit (loss) of joint ventures accounted for using equity method	62	(57)	441	103
Share of profit (loss) of associates accounted for using equity method	127	856	998	1,457
Interest And Other Income1	142	82	336	164
Gain On Disposals, Property, Plant And Equipment And Disposal Of Investments In Subsidiaries, Joint Ventures And Associates	1,309	250	1,827	1,355
Revenue	69,506	37,598	120,726	74,090
Cost of inventories recognised as expense during period	39,141	21,241	66,949	36,897
Production And Manufacturing Expenses, Excluding Taxes	7,601	6,562	14,576	13,420
Tax expense other than income tax expense	624	295	1,129	548
Depreciation, depletion and amortization	3,512	3,631	7,137	6,998
Impairment loss (reversal of impairment loss) net of losses of sales of businesses and fixed assets recognised in profit or loss	445	(2,937)	26,476	(2,564)
Expense arising from exploration for and evaluation of mineral resources	128	107	220	206
Distribution and administrative expense	3,453	2,874	6,533	5,489
Profit (loss) from operating activities	14,602	5,825	(2,294)	13,096
Finance costs	556	682	1,220	1,405
Interest Income (Expense) Relating To Pensions And Other Post-Retirement Benefits	(17)	5	(37)	11
Profit (loss) before tax	14,063	5,138	(3,477)	11,680
Tax expense (income)	4,527	1,784	7,057	3,426
Profit (loss)	9,536	3,354	(10,534)	8,254
Attributable to
Profit (loss), attributable to owners of parent	9,257	3,116	(11,127)	7,783
Profit (loss), attributable to non-controlling interests	$ 279	$ 238	$ 593	$ 471
Ordinary shares [member]
Profit (loss), attributable to bp shareholders
Basic earnings (loss) per share	$ 0.4774	$ 0.1537	$ (0.5721)	$ 0.3836
Diluted earnings (loss) per share	0.4718	0.1530	(0.5721)	0.3816
ADS [Member]
Profit (loss), attributable to bp shareholders
Basic earnings (loss) per share	2.86	0.92	(3.43)	2.30
Diluted earnings (loss) per share	$ 2.83	$ 0.92	$ (3.43)	$ 2.29